10. Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock-based Compensation
10. Stock-Based Compensation

The shareholders approved a stock option plan on August 6, 2013, the 2013 Equity Incentive Plan. This stock option plan is for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalents, cash bonuses and other stock-based awards to employees, directors and consultants of the Company.

There are 3,000,000 shares of common stock available for granting awards under the plan. Each year, commencing 2014, until 2016, the number of shares of common stock available for granting awards shall be increased by the lesser of 1,000,000 shares of common stock and 5% of the total number of shares of common stock outstanding.

During the year ended December 31, 2014, the Company issued options to purchase 500,000 shares of common stock under the 2013 Equity Incentive Plan. The options become fully vested on January 15, 2017 and are exercisable, at an exercise price of $4.54 per share, until January 15, 2024. On January 1, 2015, the number of shares available for granting awards under the 2013 Equity Incentive Plan was increased by 1,000,000 shares.

A summary of the Company’s 2013 Equity Incentive Plan as of March 31, 2015, is as follows:

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2014	500,000	$4.54
Options issued	-	-
Outstanding at March 31, 2015	500,000	4.54

The fair value of these options, using the Black-Scholes option-pricing model, is estimated to be $2,200,000. This expense, less an estimated forfeiture rate of 30%, will be recognized over the three year vesting period. The amount of $129,000 has been recognized during the three months ended March 31, 2015. As at March 31, 2015 there was unrecognized compensation expense of approximately $900,000 to be recognized over a period of 1.75 years.

Prior to the 2013 Equity Incentive Plan the Company issued stock options to directors, employees, advisors, and consultants.

A summary of the Company’s other stock options as of March 31, 2015, is as follows:

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2014	584,650	$0.53
Options forfeited	-	-
Outstanding at March 31, 2015	584,650	$0.53

There were no options issued, exercised or forfeited during the three months ended March 31, 2015.

The following table summarizes stock options outstanding at March 31, 2015:

	Number	Average	Number	Intrinsic
	Outstanding	Remaining	Exercisable	Value
	at	Contractual	at	at
	March 31,	Life	March 31,	March 31,
Exercise Price	2015	(Years)	2015	2015
$0.51	850	0.58	850	$917
0.53	291,900	5.25	291,900	312,333
0.53	291,900	7.75	291,900	312,333
4.54	500,000	8.75	166,667	-

At March 31, 2015, 5,584,650 shares of common stock were reserved for all outstanding options and future commitments under the 2013 Equity Incentive Plan.

The fair value of each option granted is estimated at the date of grant using the Black-Scholes option-pricing model.

The shareholders approved a stock option plan on August 6, 2013, the 2013 Equity Incentive Plan. This stock option plan is for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalents, cash bonuses and other stock-based awards to employees, directors and consultants of the Company.

There are 3,000,000 shares of common stock available for granting awards under the plan. Each year, commencing 2014, until 2016, the number of shares of common stock available for granting awards shall be increased by the lesser of 1,000,000 shares of common stock and 5% of the total number of shares of common stock outstanding.

During the year ended December 31, 2014 the Company issued options to purchase 500,000 shares of common stock under the 2013 Equity Incentive Plan. The options become fully vested on January 15, 2017 and are exercisable, at an exercise price of $4.54 per common share, to January 15, 2024. On January 1, 2014 the number of shares available for granting awards under the 2013 Equity Incentive Plan was increased by 1,000,000 shares.

A summary of the Company’s 2013 Equity Incentive Plan as of December 31, 2014, is as follows:

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2013	-	$-
Options issued	500,000	4.54
Outstanding at December 31, 2014	500,000	4.54

The fair value of these options, using the Black-Scholes option-pricing model, is estimated to be $2,200,000. This expense, less an estimated forfeiture rate of 30%, will be recognized over the three year vesting period. The amount of $516,000 has been recognized during the year ended December 31, 2014. As at December 31, 2014 there was unrecognized compensation expense of approximately $1.03 million to be recognized over a period of 2 years.

Prior to the 2013 Equity Incentive Plan the Company issued stock options to directors, employees, advisors, and consultants.

A summary of the Company’s other stock options as of December 31, 2014, is as follows:

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2013	584,650	$0.53
Options forfeited	-	-
Outstanding at December 31, 2014	584,650	$0.53

Other than the options to purchase 500,000 common shares under the 2013 Equity Incentive Plan, there were no options issued, exercised or forfeited during the year ended December 31, 2014.

The following table summarizes stock options outstanding at December 31, 2014:

	Number	Average	Number	Intrinsic
	Outstanding	Remaining	Exercisable	Value
	at	Contractual	at	at
	December 31,	Life	December 31,	December 31,
Exercise Price	2014	(Years)	2014	2014
$0.51	850	0.83	850	$1,258
0.53	291,900	5.50	291,900	426,174
0.53	291,900	8.00	-	-
4.54	500,000	9.00	-	-

At December 31, 2014, 4,584,650 shares of common stock were reserved for all outstanding options and future commitments under the 2013 Equity Incentive Plan.

The fair value of each option granted is estimated at the date of grant using the Black-Scholes option-pricing model.  The assumptions used in calculating the fair value of the options granted were: risk-free interest rate of 1.68%, a 3 year expected life, a dividend yield of 0.0%, and a stock price volatility factor of 192%